INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 17 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2021	2020	2019

The Netherlands	$(3,070)	$469	$(11,508)
Subsidiaries outside of the Netherlands	53,578	5,523	5,804
Income (loss) before income tax expenses	$50,508	$5,992	$(5,704)

The current income tax expense from subsidiaries outside of the Netherlands is $8,937, $1,345 and $1,492, for the years ended December 31, 2021, 2020 and 2019, respectively. There was no current income tax expense or benefit for the Netherlands for the years ended December 31, 2021, 2020 and 2019.

The deferred income tax benefit from subsidiaries outside of the Netherlands is $331, $676 and $29, for the years ended December 31, 2021, 2020 and 2019, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2021, 2020 and 2019.

Additionally, tax expenses (benefits) from subsidiaries outside the Netherlands include $614, $(79) and $86, for the years ended December 31, 2021, 2020 and 2019, respectively, of tax related to previous years. There were no tax expenses related to previous years in the Netherlands for the years ended December 31, 2021, 2020 and 2019.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Operating loss carryforwards	$10,547	$16,694
Capital loss carryforwards	165	159
Allowance for doubtful accounts	150	110
Tax credit carryforwards	560	560
Accrued expenses and other	536	774
Research and development expenses, net	1,183	432
Total deferred tax assets	13,141	18,729

Deferred tax liabilities:
Depreciation of property and equipment	(108)	(115)
	13,033	18,614
Valuation allowance	(11,630)	(17,445)
Deferred tax assets, net	$1,403	$1,169

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in, or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2021, the Company has net operating losses carry forwards of $22,056 in the Netherlands. These losses can be carried forward and do not expire but starting 2022 the yearly utilization is limited to one million Euro per year, plus 50% of the excess taxable income. As of December 31, 2021, the Company has net operating loss carry forwards of $6,300 in the United States of America, which will expire in 2031 through 2037. In Israel, the Company has net carry forward losses of $7,060 which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2021, the Company has capital loss carry forwards of $715 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2021, the Company has $560 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2024 through 2029.

During the years ended December 31, 2021 and 2020 the valuation allowance decreased by $5,815 and $3,601, respectively.

The Company’s effective income tax rate differs from the Netherlands’ statutory rate of 25% as follows:

	Year Ended December 31,
	2021	2020	2019

Effective loss (income) tax benefit from continuing operations at statutory rate	$(12,627)	$(1,498)	$1,426
Rate differential	2,915	610	1,024
Non-deductible expenses	(1,643)	(857)	(584)
Adjustments to prior year tax losses	(2,599)	(3,604)	(429)
Changes in valuation allowance	5,815	3,601	(2,568)
Other	(1,081)	1,158	(418)
Income tax expense from continuing operations	$(9,220)	$(590)	$(1,549)

Uncertain tax positions

The Company is subject to income taxes in the Netherlands, and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determine its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax related uncertainties based on estimates of whether and the extent to which additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite evidence supporting the position. The Company adjust this reserve in light of changing facts and circumstances, such as the outcome of tax audits. The provision for income taxes includes the impact of reserve positions and changes to reserves that are considered probable.

As of December 31, 2021 and 2020, there are $688 and $0 of unrecognized tax benefits, respectively, that if recognized would reduce the effective tax rate. Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as components of income tax provision in the consolidated statements of operations and comprehensive income.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	December 31,
	2021	2020

Balance at beginning of year	$-	$-
Additions based on tax positions taken in prior years	546	-
Additions based on tax positions taken in the current year	142	-
Reduction based on tax positions taken in prior years	-	-
Balance at end of year	$688	$-

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2015 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2018 are subject to examination. Income tax returns for the tax years since 2016 are subject to examination in foreign jurisdictions.